Disaggregated Revenues - Schedule of Company’s Breakdown of Export Revenue Destination (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 23,149,231	$ 39,358,494	$ 87,116,179	$ 139,979,940	$ 97,238,430
Breakdown of export revenue destination percentage	100.00%	100.00%	100.00%	100.00%	100.00%
United States [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 16,447,419	$ 27,748,425	$ 61,745,629	$ 122,275,056	$ 75,185,052
Breakdown of export revenue destination percentage	71.05%	70.50%	70.88%	87.35%	77.32%
United Kingdom [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 1,558,376	$ 2,963,564	$ 6,012,265	$ 3,725,207	$ 5,248,600
Breakdown of export revenue destination percentage	6.73%	7.53%	6.90%	2.66%	5.40%
The Netherlands [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 1,618,362	$ 2,786,257	$ 6,401,024	$ 7,703,309	$ 5,054,684
Breakdown of export revenue destination percentage	7.00%	7.08%	7.35%	5.50%	5.20%
Others (Note) [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 2,528,407	$ 4,011,232	$ 12,957,261	$ 6,276,368	$ 11,750,094
Breakdown of export revenue destination percentage	10.92%	10.18%	14.87%	4.49%	12.08%